Other current assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets	Other current assets consist of the following:

	As of March 31,
(In millions)	2024	2025
Consumption tax receivable	¥253	¥569
Prepaid expenses	124	465
Others	0	1
Total	¥377	¥1,035

Other Current Liabilities	Other current liabilities consist of the following:

	As of March 31,
(In millions)	2024	2025
Accrued bonus	¥241	¥364
Tax payables	67	62
Accrued paid leaves	51	52
Cryptocurrency payable	—	40
Advance payment and other	1	18
Total	¥360	¥536